Net operating revenue (Details) - Schedule of net operating revenue - BRL (R$) R$ in Millions	9 Months Ended
	Sep. 30, 2022	Sep. 30, 2021
Gross operating revenue
Goods	R$ 42,113	R$ 32,912
Services rendered and others	123	80
Total	42,236	32,992
(-) Revenue deductions
Returns and sales cancellation	(76)	(56)
Taxes	(3,594)	(2,594)
Total	(3,670)	2,650
Net operating revenue	R$ 38,566	R$ 30,342